Employee Benefits - Employee Share Issuances (Detail)	12 Months Ended
	Dec. 31, 2018 € / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 $ / shares
Euro [Member]
Number of shares
Conditional shares outstanding at January 1, 2018	782,090	782,090
Granted	288,679	288,679
Vested	(293,075)	(293,075)
Forfeited	(56,867)	(56,867)
Conditional shares outstanding at December 31, 2018	720,827	720,827	782,090	782,090
Weighted average fair value at grant date (EUR and USD-denominated)
Conditional shares outstanding at January 1, 2015 | € / shares	€ 99.10
Granted | € / shares	161.63		€ 125.16		€ 87.21
Vested | € / shares	108.10
Forfeited | € / shares	96.98
Conditional shares outstanding at December 31, 2015 | € / shares	€ 120.73		€ 99.10
USD denominated [Member]
Number of shares
Conditional shares outstanding at January 1, 2018	836,554	836,554
Granted	348,997	348,997
Vested	(315,333)	(315,333)
Forfeited	(209,036)	(209,036)
Conditional shares outstanding at December 31, 2018	661,182	661,182	836,554	836,554
Weighted average fair value at grant date (EUR and USD-denominated)
Conditional shares outstanding at January 1, 2015 | $ / shares		$ 107.61
Granted | $ / shares		187.98		$ 130.77		$ 96.00
Vested | $ / shares		113.96
Forfeited | $ / shares		108.33
Conditional shares outstanding at December 31, 2015 | $ / shares		$ 146.78		$ 107.61